Schedule II - Valuation And Qualifying Accounts (Schedule Of Valuation Allowance) (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Valuation and Qualifying Accounts Disclosure [Line Items]
Operating loss carryforwards amount expired	¥ 3,057	¥ 2,018	¥ 27,097